Redeemable Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2013
Redeemable Preferred Stock [Abstract]
Summary of the transactions related to the Company's Preferred Stock
	Common Stock		Series B		Series C		Series D		Series E		Series F		Series H		Series I
	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$
Balance January 1, 2011
Issuance in settlement of debt obligation	-	-	-	-	-	-	608	$605,872	-	-	-	-	-	-	-	-
Issuance pursuant to private placement	-	$-	15,000	$15,000	-	-	-	-	-	-	-	-	-	-	-	-
Balance December 31, 2011	-	$-	15,000	$15,000	-	$-	608	$605,872	-	$-	-	$-	-	$-	-	$-
Issuance pursuant to private placement	-	-	16,021	1,585,000	1,500	1,500,000	-	-	2,575	2,575,000	-	-	1,425	1,425,000	-	-
Issuance pursuant to unpaid 2012 salary	-	-	-	-	-	-	400	352,344	-	-	-	-	-	-	-	-
Issuance from conversion of debt and interest	-	-	6,479	616,760	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Series E shares into Series B shares	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Preferred stock into common shares	-	-	-	-	-	-	(400)	(352,344)	-	-	-	-	-	-	-	-
Issuance pursuant to private acquisition	10,000	499,921	-	-	-	-	-	-	-	-	4,150	3,575,000	-	-	4,500	4,187,151
Balance December 31, 2012	10,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	608	$605,872	2,575	$2,575,000	4,150	$3,575,000	1,425	$1,425,000	4,500	$4,187,151

Issuance pursuant to private placement	-	-	-	-	-	-	-	-	775	775,000	-	-	-	-	-	-
Conversion of preferred shares into common shares	-	-	(37,500)	(2,216,760)	(1,500)	(1,500,000)	(608)	(605,872)	-	-	-	-	-	-	-	-

Balance June 30, 2013	10,000	$499,921	-	$-	-	$-	-	$-	3,350	$3,350,000	4,150	$3,575,000	1,425	$1,425,000	4,500	$4,187,151